Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings

	December 31,
	2023	2022
Series 1 promissory notes, 9% or 12% interest, maturity ranging from 36 – 48 months from issuance	$1,911	$2,717
Innventure1 LLC related party note	—	501
Related party note	1,000	—
Convertible promissory notes, 8% interest, mature 36 months from issuance	6,634	4,118
Other loans	—	65
Total Notes Payable	9,545	7,401
Less: unamortized debt discount	(2,133)	(1,503)
Less: current portion of related party notes payable	(1,000)	(501)
Less: current portion of notes payable	(912)	(1,949)
Total Long-term Notes	$5,500	$3,448

	June 30, 2024	December 31, 2023
Series 1 promissory notes, 9-15% interest, maturity: 36 – 60 months from issuance	$1,175	$1,911
Related party note	1,000	1,000
Convertible promissory notes, 8% interest, maturity: 36 months from issuance	—	6,634
Total Notes Payable	2,175	9,545
Less: unamortized debt discount	—	(2,133)
Less: current portion of related party notes payable	(1,000)	(1,000)
Less: current portion of notes payable	(772)	(912)
Total Long-term Notes	$403	$5,500

Maturity of Borrowings
The Company’s note payable and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2024	$1,890
2025	$7,463
2026	$192
Total Debt	$9,545
The Company’s notes payable and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2024 (remaining 6 months)	$1,753
2025	$422
Total Debt	$2,175